Significant Accounting Policies - Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2016- 2018 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	15.70%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	12.20%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	5.70%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	2.10%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	13.40%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	13.10%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	158.40%
Type of Economy	Hyperinflationary
2016- 2018 [member] | Venezuela [member]
Disclosure of Hyperinflationary Reporting [line items]
Type of Economy	Hyperinflationary
2016- 2018 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	25.00%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	11.90%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	2.70%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	9.70%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	9.30%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	30.30%
Type of Economy	Non-hyperinflationary
2016- 2018 [member] | Uruguay [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	25.30%
Type of Economy	Non-hyperinflationary
2015 - 2017 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		12.70%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		13.50%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		2.50%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		2.30%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		17.50%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		12.30%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		101.50%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Venezuela [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		30690.00%
Type of Economy		Hyperinflationary
2015 - 2017 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		21.10%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		7.50%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		2.70%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		9.70%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		9.30%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		30.30%
Type of Economy		Non-hyperinflationary
2015 - 2017 [member] | Uruguay [member]
Disclosure of Hyperinflationary Reporting [line items]
Type of Economy		Non-hyperinflationary
2014-2016 [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			9.90%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			10.60%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			5.10%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			2.80%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			17.00%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			13.10%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			99.70%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Venezuela [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			2263.00%
Type of Economy			Hyperinflationary
2014-2016 [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			25.20%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			5.70%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			1.20%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			12.20%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			11.20%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation			8.40%
Type of Economy			Non-hyperinflationary
2014-2016 [member] | Uruguay [member]
Disclosure of Hyperinflationary Reporting [line items]
Type of Economy			Non-hyperinflationary